INCOME TAX - Schedule of balance of the net deferred tax asset (liability) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Income Tax [Abstract]
Total deferred tax assets	$ 41,923	$ 37,863	$ 29,211
Total deferred tax liabilities	(11,379)	(8,102)	$ (6,238)
Total net deferred tax assets /(liabilities)	$ 30,544	$ 29,761